Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (6.4%)
	Dow Inc.	51,660	2,819
	Freeport-McMoRan Inc.	62,395	2,490
	LyondellBasell Industries NV Class A	23,928	2,363
	Celanese Corp.	18,212	2,301
*	Cleveland-Cliffs Inc.	121,392	1,856
	United States Steel Corp.	58,923	1,832
	UFP Industries Inc.	14,391	1,502
	Mosaic Co.	36,531	1,419
	Olin Corp.	22,535	1,307
*	US Silica Holdings Inc.	96,984	1,196
	Ryerson Holding Corp.	36,941	1,150
	Koppers Holdings Inc.	29,976	1,148
	Huntsman Corp.	40,678	1,134
*	Clearwater Paper Corp.	29,529	1,131
	Steel Dynamics Inc.	10,114	1,078
	Albemarle Corp.	5,305	1,054
	Tronox Holdings plc	73,447	1,002
	AdvanSix Inc.	30,092	995
	Mueller Industries Inc.	11,435	882
	Schnitzer Steel Industries Inc. Class A	24,895	827
	CF Industries Holdings Inc.	10,164	783
	Mativ Holdings Inc.	47,502	779
	Sylvamo Corp.	18,635	778
*	TimkenSteel Corp.	31,614	693
	Commercial Metals Co.	11,777	663
	Timken Co.	8,578	656
	SSR Mining Inc. (XTSE)	39,654	589
	Eastman Chemical Co.	6,192	526
	Nucor Corp.	2,951	508
*	Intrepid Potash Inc.	17,618	473
*	LSB Industries Inc.	46,095	467
	Boise Cascade Co.	4,030	441
	Olympic Steel Inc.	6,893	369
	Chemours Co.	9,800	333
	Reliance Steel & Aluminum Co.	608	173
*	Alto Ingredients Inc.	43,958	159
	Element Solutions Inc.	7,626	157
	International Paper Co.	3,818	133
	Newmont Corp.	3,084	122
			38,288
Consumer Discretionary (16.4%)
	General Motors Co.	186,520	6,250

		Shares	Market Value ($000)
	Ford Motor Co.	457,599	5,551
*	American Airlines Group Inc.	208,881	3,077
	Fox Corp. Class B	83,644	2,553
	Perdoceo Education Corp.	133,227	2,208
	Macy's Inc.	161,368	1,974
*	Alaska Air Group Inc.	46,975	1,972
	Lennar Corp. Class A	15,083	1,796
*	Taylor Morrison Home Corp.	36,824	1,745
	PulteGroup Inc.	20,725	1,701
*	AutoZone Inc.	666	1,686
	TEGNA Inc.	96,844	1,601
	U-Haul Holding Co.	29,895	1,592
*	Goodyear Tire & Rubber Co.	118,724	1,533
	DR Horton Inc.	12,574	1,497
	H&R Block Inc.	35,152	1,405
*	Tri Pointe Homes Inc.	44,402	1,381
	Newell Brands Inc.	130,028	1,376
	Toll Brothers Inc.	16,675	1,366
	BorgWarner Inc. (XNYS)	33,205	1,353
	Delta Air Lines Inc.	30,874	1,324
*	Liberty Media Corp. - Liberty SiriusXM Class C	52,617	1,286
	Meritage Homes Corp.	9,197	1,279
	Travel & Leisure Co.	31,143	1,252
*	Beazer Homes USA Inc.	42,685	1,251
	Harley-Davidson Inc.	35,344	1,193
*	AutoNation Inc.	7,390	1,161
*	United Airlines Holdings Inc.	23,013	1,146
*	Asbury Automotive Group Inc.	4,948	1,138
*	JetBlue Airways Corp.	191,275	1,132
*	Adient plc	28,545	1,118
	Lear Corp.	7,435	1,071
*	Chegg Inc.	103,356	1,055
	MDC Holdings Inc.	21,901	1,039
*	G-III Apparel Group Ltd.	50,151	996
	Bath & Body Works Inc.	26,580	980
	News Corp. Class A	45,388	975
*	M/I Homes Inc.	9,732	955
	Lennar Corp. Class B	8,719	930
	La-Z-Boy Inc.	29,606	913
	Century Communities Inc.	12,067	896
*	SkyWest Inc.	19,239	868
	Marriott Vacations Worldwide Corp.	7,951	864
	Dana Inc.	53,414	861
	Allegiant Travel Co.	9,685	860
*	Stagwell Inc.	156,985	856
*	ODP Corp.	16,746	826
	KB Home	15,163	770
	Scholastic Corp.	17,176	746
*	Chico's FAS Inc.	144,981	744
*	Six Flags Entertainment Corp.	31,878	732
	Aaron's Co. Inc.	59,593	719
*	Solo Brands Inc. Class A	128,402	718
	Caleres Inc.	24,871	713
*	Adtalem Global Education Inc.	16,032	703
*	American Axle & Manufacturing Holdings Inc.	92,900	701
*	Brinker International Inc.	20,184	661
	Boyd Gaming Corp.	9,871	660
*	Liberty Media Corp.-Liberty SiriusXM Class A	26,927	647

		Shares	Market Value ($000)
	Wolverine World Wide Inc.	79,720	644
*	Sally Beauty Holdings Inc.	63,299	643
*	SeaWorld Entertainment Inc.	12,281	598
	Designer Brands Inc. Class A	56,074	589
	MillerKnoll Inc.	30,366	580
	Dine Brands Global Inc.	10,459	573
*	2U Inc.	178,002	564
*	Tilly's Inc. Class A	59,849	538
	Matthews International Corp. Class A	12,602	532
	Guess? Inc.	21,865	526
	PVH Corp.	6,294	526
*	Malibu Boats Inc. Class A	10,609	515
	Upbound Group Inc.	16,116	493
	Group 1 Automotive Inc.	1,842	487
*	MasterCraft Boat Holdings Inc.	22,236	484
*	Hovnanian Enterprises Inc. Class A	3,817	454
	Rush Enterprises Inc. Class A	10,485	434
*	AMC Networks Inc. Class A	37,089	432
	Haverty Furniture Cos. Inc.	13,712	429
*	EW Scripps Co. Class A	53,979	412
*	Qurate Retail Inc. Series A	495,071	384
	Movado Group Inc.	13,823	378
	Southwest Airlines Co.	11,677	369
	Sinclair Inc.	26,570	335
*	Container Store Group Inc.	140,745	329
	Gray Television Inc.	40,811	329
*	iHeartMedia Inc. Class A	91,235	329
	Hibbett Inc.	7,087	328
*	Hilton Grand Vacations Inc.	7,424	325
*	Liberty Media Corp.-Liberty Live Class C	9,365	315
*	Green Brick Partners Inc.	6,096	302
	Build-A-Bear Workshop Inc.	10,999	290
	Graham Holdings Co. Class B	490	287
	Dick's Sporting Goods Inc.	2,355	274
	LKQ Corp.	5,184	272
	eBay Inc.	5,573	250
*	Sportsman's Warehouse Holdings Inc.	51,067	246
	Shoe Carnival Inc.	10,203	236
*	Liberty Media Corp.-Liberty Live Class A	6,732	224
*	Playtika Holding Corp.	22,122	216
*	Phinia Inc.	7,186	200
	Strategic Education Inc.	2,508	194
*	Gannett Co. Inc.	64,535	188
	Signet Jewelers Ltd.	2,448	184
	A-Mark Precious Metals Inc.	4,813	164
	Oxford Industries Inc.	1,600	162
*	Bally's Corp.	9,616	160
[1]	Big 5 Sporting Goods Corp.	17,887	142
*	Fossil Group Inc.	65,584	139
*	MarineMax Inc.	3,501	116
			98,476
Consumer Staples (5.7%)
	Altria Group Inc.	117,971	5,217
	McKesson Corp.	11,626	4,794
	CVS Health Corp.	59,042	3,848
	Archer-Daniels-Midland Co.	38,594	3,060
	J M Smucker Co.	20,923	3,033
	Molson Coors Beverage Co. Class B	20,834	1,323

		Shares	Market Value ($000)
*	United Natural Foods Inc.	57,907	1,166
	Tyson Foods Inc. Class A	20,679	1,101
	Kraft Heinz Co.	32,460	1,074
	Conagra Brands Inc.	32,235	963
	Cal-Maine Foods Inc.	18,438	881
	Philip Morris International Inc.	8,525	819
	Ingles Markets Inc. Class A	10,454	817
	Andersons Inc.	15,239	783
	General Mills Inc.	11,547	781
	Vector Group Ltd.	69,366	743
	Seaboard Corp.	187	705
	SpartanNash Co.	30,234	658
	Kroger Co.	12,956	601
	Ingredion Inc.	4,832	497
	ACCO Brands Corp.	76,619	408
	Fresh Del Monte Produce Inc.	14,828	379
*	Pilgrim's Pride Corp.	11,187	281
	Edgewell Personal Care Co.	5,129	198
			34,130
Energy (15.4%)
	Pioneer Natural Resources Co.	24,309	5,784
	Chevron Corp.	34,981	5,635
	Phillips 66	47,054	5,372
	Occidental Petroleum Corp.	64,772	4,067
	ConocoPhillips	32,829	3,908
	Valero Energy Corp.	28,673	3,725
	Marathon Petroleum Corp.	24,322	3,472
	Williams Cos. Inc.	91,214	3,150
	EOG Resources Inc.	24,105	3,100
	Cheniere Energy Inc.	17,132	2,796
	SM Energy Co.	46,008	1,947
	Devon Energy Corp.	37,894	1,936
*	Southwestern Energy Co.	262,849	1,782
	Coterra Energy Inc.	62,882	1,773
	Civitas Resources Inc.	21,016	1,728
	Chord Energy Corp.	10,524	1,700
	DTE Midstream LLC	32,519	1,700
	Helmerich & Payne Inc.	42,285	1,691
	Liberty Energy Inc.	98,906	1,578
	Exxon Mobil Corp.	14,151	1,573
	Matador Resources Co.	24,735	1,571
	Diamondback Energy Inc.	10,239	1,554
*	ProPetro Holding Corp.	148,713	1,434
	Kinder Morgan Inc.	82,144	1,414
	EQT Corp.	31,996	1,383
	PBF Energy Inc. Class A	26,409	1,238
*	Antero Resources Corp.	43,867	1,214
	Berry Corp.	138,199	1,184
	Permian Resources Corp.	82,024	1,163
	CONSOL Energy Inc.	13,429	1,155
	Marathon Oil Corp.	40,705	1,073
	HF Sinclair Corp.	18,972	1,045
	Murphy Oil Corp.	22,985	1,043
	Alpha Metallurgical Resources Inc.	5,090	1,032
	California Resources Corp.	17,555	980
	Range Resources Corp.	30,105	975
*	Talos Energy Inc.	55,836	961
*	Gulfport Energy Corp.	7,985	942

		Shares	Market Value ($000)
	Ovintiv Inc. (XNYS)	19,981	938
	Warrior Met Coal Inc.	22,832	903
	Patterson-UTI Energy Inc.	62,583	885
	Delek US Holdings Inc.	32,528	838
	Arch Resources Inc.	6,108	798
*	Nabors Industries Ltd. (XNYS)	6,929	767
	SunCoke Energy Inc.	75,759	705
*	Bristow Group Inc.	23,512	651
	Golar LNG Ltd.	26,654	589
	APA Corp.	12,616	553
	World Kinect Corp.	21,859	479
	Baker Hughes Co.	13,003	471
	SandRidge Energy Inc.	29,209	467
*	Kosmos Energy Ltd.	52,489	382
	Ramaco Resources Inc. Class A	47,154	370
	Peabody Energy Corp.	16,776	362
*	REX American Resources Corp.	9,116	360
*	Callon Petroleum Co.	9,076	356
	RPC Inc.	42,674	341
*	Centrus Energy Corp. Class A	5,666	269
	Magnolia Oil & Gas Corp. Class A	11,047	252
*	Oil States International Inc.	29,848	234
	VAALCO Energy Inc.	56,610	234
*	Par Pacific Holdings Inc.	5,740	197
	Archrock Inc.	14,103	180
	Equitrans Midstream Corp.	16,013	154
	Ramaco Resources Inc. Class B	10,765	117
			92,630
Financials (25.2%)
	Bank of America Corp.	235,700	6,758
	Wells Fargo & Co.	137,679	5,685
	US Bancorp	147,130	5,375
	Citigroup Inc.	123,720	5,108
	Truist Financial Corp.	113,162	3,457
	American International Group Inc.	56,289	3,294
	JPMorgan Chase & Co.	22,092	3,233
	Prudential Financial Inc.	34,057	3,224
	Bank of New York Mellon Corp.	66,782	2,997
	Essent Group Ltd.	57,805	2,903
	MetLife Inc.	42,346	2,682
	Unum Group	52,743	2,594
	Travelers Cos. Inc.	15,901	2,564
	Webster Financial Corp.	58,029	2,461
	Goldman Sachs Group Inc.	7,011	2,298
	Lincoln National Corp.	82,537	2,118
	Morgan Stanley	24,123	2,054
*	Brighthouse Financial Inc.	38,368	1,905
	Aflac Inc.	24,651	1,838
	MGIC Investment Corp.	99,921	1,757
	Old National Bancorp	110,170	1,681
	Radian Group Inc.	61,665	1,670
	Western Alliance Bancorp	33,106	1,656
	OceanFirst Financial Corp.	95,947	1,619
	Chubb Ltd.	7,561	1,519
	PNC Financial Services Group Inc.	12,552	1,515
*	Enstar Group Ltd.	5,450	1,380
	Ally Financial Inc.	49,368	1,367
	S&T Bancorp Inc.	47,242	1,338

		Shares	Market Value ($000)
	Invesco Ltd.	83,591	1,331
	Prosperity Bancshares Inc.	22,521	1,279
*	Customers Bancorp Inc.	35,681	1,254
	FNB Corp.	107,001	1,244
	Affiliated Managers Group Inc.	8,999	1,206
	Valley National Bancorp	128,463	1,179
	Jefferies Financial Group Inc.	32,534	1,161
	Enterprise Financial Services Corp.	29,609	1,146
	Washington Federal Inc.	42,090	1,144
	Hope Bancorp Inc.	115,391	1,116
	First Financial Bancorp	52,812	1,097
	Renasant Corp.	39,356	1,096
	Jackson Financial Inc. Class A	28,689	1,079
*	Arch Capital Group Ltd.	13,801	1,061
	Synovus Financial Corp.	33,196	1,028
	Heartland Financial USA Inc.	33,133	1,015
	M&T Bank Corp.	8,113	1,015
	Axis Capital Holdings Ltd.	18,291	1,003
	Hancock Whitney Corp.	23,693	977
	Allstate Corp.	9,034	974
	Citizens Financial Group Inc.	34,091	959
	RenaissanceRe Holdings Ltd.	4,807	903
	Cadence Bank	39,483	903
	Fulton Financial Corp.	67,443	899
	WesBanco Inc.	35,204	893
	OneMain Holdings Inc.	21,187	879
	Regions Financial Corp.	47,837	877
	Bank OZK	21,695	871
	Provident Financial Services Inc.	51,251	845
	Ameris Bancorp	19,996	815
	Associated Banc-Corp.	46,577	807
*	Genworth Financial Inc. Class A	137,932	799
	Old Republic International Corp.	29,172	798
	Atlantic Union Bankshares Corp.	26,588	789
*	Metropolitan Bank Holding Corp.	19,146	762
	Columbia Banking System Inc.	36,918	756
	Stewart Information Services Corp.	16,191	750
	Towne Bank	31,669	747
	Dime Community Bancshares Inc.	35,013	746
	First Busey Corp.	36,561	739
	Stifel Financial Corp.	11,285	734
	Fidelity National Financial Inc.	17,659	731
	Peoples Bancorp Inc.	27,820	717
	First Citizens BancShares Inc. Class A	513	698
	Charles Schwab Corp.	11,712	693
	CNA Financial Corp.	17,346	682
	Pinnacle Financial Partners Inc.	10,125	674
	Trustmark Corp.	29,260	674
	Nelnet Inc. Class A	7,194	661
	Globe Life Inc.	5,848	652
*	Mr Cooper Group Inc.	11,401	646
	SouthState Corp.	8,912	644
	Navient Corp.	36,395	642
	First Financial Corp.	16,525	607
	TrustCo Bank Corp. NY	21,286	606
	Cathay General Bancorp	16,808	599
	First Foundation Inc.	75,814	596
	First American Financial Corp.	9,541	589

		Shares	Market Value ($000)
	Bank of NT Butterfield & Son Ltd.	19,965	581
	New York Community Bancorp Inc.	45,432	558
	East West Bancorp Inc.	9,832	544
	Univest Financial Corp.	29,956	539
	Franklin Resources Inc.	19,521	522
	Raymond James Financial Inc.	4,921	515
	BOK Financial Corp.	6,089	506
	NBT Bancorp Inc.	14,613	503
	PennyMac Financial Services Inc.	6,879	494
	First Commonwealth Financial Corp.	37,394	489
	United Bankshares Inc.	16,260	489
	OFG Bancorp	16,064	485
	1st Source Corp.	10,801	483
	TriCo Bancshares	13,347	458
*	NMI Holdings Inc. Class A	15,920	456
	Flushing Financial Corp.	31,654	447
	Popular Inc.	6,536	446
	Nicolet Bankshares Inc.	5,864	445
	Equitable Holdings Inc.	15,238	439
	Heritage Financial Corp.	25,451	438
	Principal Financial Group Inc.	5,379	418
	Janus Henderson Group plc	15,233	418
	Hartford Financial Services Group Inc.	5,653	406
	Universal Insurance Holdings Inc.	31,715	402
*	StoneX Group Inc.	4,252	399
	Huntington Bancshares Inc.	34,921	387
	Carlyle Group Inc.	11,927	386
	First Bancorp (XNGS)	12,792	379
	Sandy Spring Bancorp Inc.	16,940	377
	Everest Group Ltd.	1,024	369
	Brookline Bancorp Inc.	38,374	367
	Eagle Bancorp Inc.	15,160	365
	First Horizon Corp.	28,887	363
	Banc of California Inc.	28,688	359
	Eastern Bankshares Inc.	25,725	346
	ConnectOne Bancorp Inc.	17,246	330
	Premier Financial Corp.	17,379	327
	ServisFirst Bancshares Inc.	5,117	287
	Veritex Holdings Inc.	15,191	286
	Berkshire Hills Bancorp Inc.	13,512	282
*	Markel Group Inc.	181	268
*	Axos Financial Inc.	6,100	263
	Simmons First National Corp. Class A	14,056	250
	Northfield Bancorp Inc.	22,903	241
	Hanover Insurance Group Inc.	2,168	231
	Reinsurance Group of America Inc.	1,639	227
	Banner Corp.	5,160	225
*	Enova International Inc.	4,468	225
	Northwest Bancshares Inc.	19,714	217
	CNO Financial Group Inc.	9,101	213
	Horizon Bancorp Inc.	18,500	207
	QCR Holdings Inc.	3,932	206
	Byline Bancorp Inc.	9,611	204
	Pathward Financial Inc.	4,100	202
	Amalgamated Financial Corp.	11,250	202
	Discover Financial Services	2,230	201
	SLM Corp.	14,023	200
	Cullen/Frost Bankers Inc.	2,077	196

		Shares	Market Value ($000)
	First Bancshares Inc.	6,629	188
	Origin Bancorp Inc.	6,062	186
	First Merchants Corp.	6,076	181
	Preferred Bank	2,913	181
*	Berkshire Hathaway Inc. Class B	463	167
	Enact Holdings Inc.	5,535	159
	Home BancShares Inc.	6,563	146
	State Street Corp.	2,122	146
	Hanmi Financial Corp.	8,302	144
	Employers Holdings Inc.	3,556	140
	Selective Insurance Group Inc.	1,269	126
	Comerica Inc.	2,480	119
	First Interstate BancSystem Inc. Class A	4,373	113
			151,901
Health Care (7.3%)
	Cigna Group	15,621	4,315
	Bristol-Myers Squibb Co.	64,168	3,956
*	Centene Corp.	59,488	3,667
	Pfizer Inc.	100,076	3,541
	Cardinal Health Inc.	37,178	3,247
	Gilead Sciences Inc.	40,238	3,077
	HCA Healthcare Inc.	11,056	3,066
	Elevance Health Inc.	5,073	2,242
	Humana Inc.	4,542	2,097
*	Elanco Animal Health Inc. (XNYS)	126,306	1,541
*	Regeneron Pharmaceuticals Inc.	1,836	1,517
*	Jazz Pharmaceuticals plc	10,523	1,509
*	QuidelOrtho Corp.	17,071	1,406
*	United Therapeutics Corp.	5,071	1,138
	Universal Health Services Inc. Class B	6,641	895
*	Owens & Minor Inc.	49,358	834
*	AdaptHealth Corp.	64,382	768
	Organon & Co.	29,776	654
	DENTSPLY SIRONA Inc.	16,850	625
*	Pediatrix Medical Group Inc.	42,683	603
*	Eagle Pharmaceuticals Inc.	34,819	590
*	Amneal Pharmaceuticals Inc.	106,540	436
	Premier Inc. Class A	15,998	344
	Embecta Corp.	18,361	337
	Royalty Pharma plc Class A	11,171	333
	Medtronic plc	3,953	322
	Quest Diagnostics Inc.	1,990	262
*	Zimvie Inc.	15,412	182
*	Avanos Medical Inc.	6,373	134
*	Computer Programs and Systems Inc.	8,168	133
*	iTeos Therapeutics Inc.	10,926	132
			43,903
Industrials (12.9%)
	FedEx Corp.	19,423	5,070
	Capital One Financial Corp.	30,583	3,131
	Air Lease Corp.	76,654	3,124
*	Fiserv Inc.	25,259	3,066
	Berry Global Group Inc.	43,749	2,859
	Ryder System Inc.	27,545	2,774
	Synchrony Financial	59,139	1,909
	Westrock Co.	51,297	1,678
	Fidelity National Information Services Inc.	29,147	1,628

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	131,568	1,616
	ManpowerGroup Inc.	19,494	1,537
	General Dynamics Corp.	6,745	1,529
	Matson Inc.	17,265	1,517
	Knight-Swift Transportation Holdings Inc.	27,445	1,505
*	Mohawk Industries Inc.	14,722	1,493
	Schneider National Inc. Class B	45,518	1,316
	Global Payments Inc.	9,941	1,259
	L3Harris Technologies Inc.	7,071	1,259
	Owens Corning	8,412	1,211
*	BlueLinx Holdings Inc.	12,281	1,096
	Genco Shipping & Trading Ltd.	78,302	1,070
	Teekay Tankers Ltd. Class A	22,863	930
	AGCO Corp.	7,088	918
	Bread Financial Holdings Inc.	23,780	894
	Sensata Technologies Holding plc	23,017	866
*	Air Transport Services Group Inc.	40,052	864
	Patrick Industries Inc.	10,163	850
*	Atkore Inc.	5,226	805
	Allison Transmission Holdings Inc.	13,263	802
	Quanex Building Products Corp.	29,656	800
*	American Woodmark Corp.	10,077	783
*	Titan International Inc.	61,059	769
*	Cross Country Healthcare Inc.	29,046	748
	MDU Resources Group Inc.	36,690	747
*	Resideo Technologies Inc.	43,698	737
	Deluxe Corp.	36,339	735
*	Manitowoc Co. Inc.	42,685	722
	Louisiana-Pacific Corp.	11,400	712
	Scorpio Tankers Inc.	13,881	701
	ArcBest Corp.	6,571	694
	Huntington Ingalls Industries Inc.	3,089	681
*	PayPal Holdings Inc.	10,902	681
*	Conduent Inc.	209,415	658
	Dorian LPG Ltd.	24,771	639
	Ardmore Shipping Corp.	49,343	614
	International Seaways Inc.	14,219	611
	Textron Inc.	7,766	604
	Wabash National Corp.	26,756	603
*	CoreCivic Inc.	55,989	602
	Acuity Brands Inc.	3,681	594
*	BrightView Holdings Inc.	67,757	561
	Brunswick Corp.	7,057	558
	MKS Instruments Inc.	5,480	549
*	Tutor Perini Corp.	57,878	515
*	Titan Machinery Inc.	16,090	499
	Costamare Inc.	48,341	498
*	Knife River Corp.	9,165	472
	Insteel Industries Inc.	13,207	459
*	Builders FirstSource Inc.	3,124	453
*	Alight Inc. Class A	59,193	452
	Greif Inc. Class A	6,189	449
	Safe Bulkers Inc.	138,436	444
*	Sterling Infrastructure Inc.	5,342	442
	REV Group Inc.	32,185	437
	Griffon Corp.	10,200	427
*	Green Dot Corp. Class A	28,555	424
	3M Co.	3,965	423

		Shares	Market Value ($000)
*	AMN Healthcare Services Inc.	4,772	422
*	Hireright Holdings Corp.	39,604	415
*	DXP Enterprises Inc.	11,254	400
*	ASGN Inc.	4,559	375
	Moog Inc. Class A	3,011	350
	Korn Ferry	6,854	349
*	Repay Holdings Corp.	37,612	347
	SFL Corp. Ltd.	30,112	340
	GATX Corp.	2,809	332
	Resources Connection Inc.	20,252	314
	Kelly Services Inc. Class A	16,723	309
	DHT Holdings Inc.	32,563	301
	Herc Holdings Inc.	2,230	290
	Textainer Group Holdings Ltd.	6,493	257
	Covenant Logistics Group Inc.	4,436	218
	First Advantage Corp.	14,422	201
*	JELD-WEN Holding Inc.	12,916	195
	United Rentals Inc.	378	180
	ADT Inc.	26,684	171
*	Teekay Corp.	26,051	167
	Werner Enterprises Inc.	3,549	148
	Kronos Worldwide Inc.	17,013	143
	WESCO International Inc.	860	139
	PACCAR Inc.	1,582	130
*	Hub Group Inc. Class A	1,656	129
	Trinseo plc	12,139	128
	Heidrick & Struggles International Inc.	4,801	127
			77,950
Real Estate (0.2%)
*	Jones Lang LaSalle Inc.	3,203	553
	Newmark Group Inc. Class A	76,014	539
*	Anywhere Real Estate Inc.	51,261	336
	RE/MAX Holdings Inc. Class A	7,642	124
			1,552
Technology (5.6%)
	HP Inc.	99,273	2,949
	QUALCOMM Inc.	23,838	2,730
*	DXC Technology Co.	119,734	2,483
	Concentrix Corp.	30,180	2,409
	Hewlett Packard Enterprise Co.	88,370	1,501
*	TTM Technologies Inc.	92,849	1,383
*	Coherent Corp.	36,564	1,376
	TD SYNNEX Corp.	11,486	1,169
	Xerox Holdings Corp.	68,579	1,090
	Skyworks Solutions Inc.	8,895	967
	Dell Technologies Inc. Class C	16,730	941
*	Qorvo Inc.	8,748	939
	International Business Machines Corp.	6,260	919
*	Alpha & Omega Semiconductor Ltd.	27,247	860
*	Synaptics Inc.	9,620	842
*	NCR Corp.	26,394	812
	Science Applications International Corp.	6,797	800
*	Dropbox Inc. Class A	28,730	798
	Adeia Inc.	76,195	767
*	Ziff Davis Inc.	11,324	755
	Vishay Intertechnology Inc.	26,841	737
*	CACI International Inc. Class A	2,038	669

		Shares	Market Value ($000)
*	RingCentral Inc. Class A	19,521	604
*	Consensus Cloud Solutions Inc.	18,827	601
*	Ultra Clean Holdings Inc.	16,036	564
*	NetScout Systems Inc.	18,519	530
*	ScanSource Inc.	15,452	507
*	Sanmina Corp.	8,404	468
	SS&C Technologies Holdings Inc.	8,006	460
*	Alphabet Inc. Class C	2,623	360
	Cognizant Technology Solutions Corp. Class A	4,132	296
*	Cohu Inc.	7,717	289
*	Veradigm Inc.	17,584	235
	Micron Technology Inc.	3,041	213
*	Arrow Electronics Inc.	1,420	189
*	SolarWinds Corp.	17,241	184
*	Digital Turbine Inc.	13,165	117
	Immersion Corp.	16,271	114
			33,627
Telecommunications (4.4%)
	Verizon Communications Inc.	189,141	6,616
	Comcast Corp. Class A	93,653	4,379
*	Charter Communications Inc. Class A	9,463	4,146
	Telephone and Data Systems Inc.	111,420	2,395
*	CommScope Holding Co. Inc.	471,049	1,573
*	T-Mobile US Inc.	10,446	1,423
*	United States Cellular Corp.	28,208	1,294
*	Liberty Latin America Ltd. Class C	124,594	1,117
	Cable One Inc.	1,594	1,037
	Bel Fuse Inc. Class B	11,463	600
*	Altice USA Inc. Class A	147,894	454
*	Lumentum Holdings Inc.	7,525	407
	Cisco Systems Inc.	7,068	405
*	Liberty Latin America Ltd. Class A	38,519	344
*	Consolidated Communications Holdings Inc.	37,911	150
			26,340
Total Common Stocks (Cost $596,514)			598,797
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.384% (Cost $2,473)	24,732	2,473
Total Investments (99.9%) (Cost $598,987)			601,270
Other Assets and Liabilities—Net (0.1%)			634
Net Assets (100%)			601,904
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $83,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	11	2,484	45
Micro E-mini S&P 500 Index	September 2023	16	361	8
				53
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.